PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Impairment loss of property and equipment, net		$ 4,106
Depreciation expenses	$ 7,337	9,256	$ 10,091
Depreciable cost	80,837	81,963
Reduction to fully depreciated equipment and leasehold improvements that are no longer in use	33,299
Assets under capital leases [Member]
Property, Plant and Equipment [Line Items]
Depreciable cost	1,121	1,121
Accumulated depreciation	$ 559	334
Equipment Leased To Others [Member]
Property, Plant and Equipment [Line Items]
Impairment loss of property and equipment, net		4,030
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment loss of property and equipment, net		$ 76